Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue	$ 779,343	$ 454,949	$ 602,665
Cost of revenue	747,817	388,928	517,419
Gross profit	31,526	66,021	85,246
Selling, general and administrative expenses	72,262	33,543	30,705
Income (loss) from operations	(40,736)	32,478	54,541
Other (expense) income, net:
Interest expense, net	(12,080)	(2,201)	(516)
Contingent consideration fair value adjustment	46,291	0	0
Other (expense) income	(2,173)	111	213
Income (loss) before benefit for income taxes	(8,698)	30,388	54,238
Benefit (provision) for income taxes	12,942	(13,863)	10,213
Net income from continuing operations	4,244	16,525	64,451
Net income from discontinued operations	0	0	1,087
Net income (loss)	$ 4,244	$ 16,525	$ 65,538
Earnings (loss) per common share - basic and diluted:
Net (loss) income from continuing operations per common share - basic and diluted (usd per share)	$ (2.01)	$ 0.77	$ 2.99
Net income from discontinued operations per common share - basic and diluted (usd per share)	0.00	0.00	0.05
Net (loss) Income per common share - basic and diluted (usd per share)	$ (2.01)	$ 0.77	$ 3.04
Weighted average shares
Weighted average common shares outstanding - basic and diluted (in shares)	21,665,965	21,577,650	21,577,650